Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	$ 75
3 YEAR	130
5 YEAR	190
10 YEAR	367
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	101
3 YEAR	210
5 YEAR	328
10 YEAR	$ 675